Business Combination and Others (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Fair value of the identifiable assets and liabilities
The fair value of the identifiable assets and liabilities of FACOR as at the date of the acquisition were as follows:

	( ₹ in million)	($ in million)
Particulars	Fair Value at Acquisition	Fair Value at Acquisition
Property, Plant and Equipment*	3,543	49
Other non-current assets	93	1

Non-current assets	3,636	50

Inventories	460	6
Cash and cash equivalents	106	2
Short-term Investments	688	9
Trade and other receivables	371	5

Current assets	1,625	22

Total Assets (A)	5,261	72

Borrowings	93	1
Deferred tax liabilities	597	8
Trade and other payables	664	9
Provisions	74	1

Total Liabilities (B)	1,428	19

Net Assets (C = A-B)	3,833	53

Satisfied by:
Cash Consideration Paid for Equity acquired	336	5
Cash Consideration Paid for Debt acquired	216	3
Zero coupon Non-Convertible Debentures issued by FACOR repayable equally over 4 years commencing March 2021 (Nominal value ₹ 2,865 million) ($ 39 million)**	2,358	32

Total Purchase consideration (D)	2,910	40

Non-Controlling interest on acquisition (10% of net liabilities of FPL) (E)	(309)	(4)

Bargain Gain (C-D-E) (Refer Note 7)	1,232	17

*	Includes mining rights of ₹ 2,202 million ($ 30 million).

**	The instrument has been recorded at fair value and a small portion of the same are yet to be issued.